SUPPLEMENTAL CASH FLOW INFORMATION (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2024	Apr. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Restricted Cash [Line Items]
Cash and cash equivalents	$ 202,180		$ 125,581	$ 151,438
Sierra Madre [Member]
Disclosure Of Restricted Cash [Line Items]
Loan amount		$ 5,000
Loan interest rate		15.00%
Held in-trust as bonds for tax audits in Mexico [Member]
Disclosure Of Restricted Cash [Line Items]
Cash and cash equivalents	$ 1,500		$ 1,900